Other Non-financial Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of other non-financial liabilities [abstract]
Other Non-financial Liabilities

NOTE 30. OTHER NON-FINANCIAL LIABILITIES
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22
Creditors for sale of assets	5,312,984	4,870,699
Tax withholdings and collections payable	142,502,647	186,305,053
Payroll and Social Contributions Payable	158,262,749	113,441,392
Withholdings on Payroll Payable	4,258,843	6,743,826
Fess to Directors and Syndics	3,076,121	3,920,917
Value-Added Tax	30,647,469	25,529,338
Sundry Creditors	98,847,678	61,291,971
Taxes Payable	105,308,353	111,870,037
Obligations Arising from Contracts with Customers (*)	7,302,649	17,467,802
Retirement payment orders pending settlement	971,209	2,230,844
Other Non-financial Liabilities	4,245,738	29,426,484
Total	560,736,440	563,098,363
(*)Including Liabilities for Quiero! Customer Loyalty Program.
Deferred income resulting from contracts with customers includes the liabilities for the “Quiero!” Customers Loyalty Program. The Group estimates the fair value of the points assigned to customers under the above-mentioned program. This value is estimated by means of the use of a mathematical model that considers certain assumptions of redemption rates, the fair value for the exchanged points based on the combination of available products and the customers’ preferences, as well as breakage. As of December 31, 2023, Ps.4,537,699 was recorded for non-exchanged points, whereas as of December 31, 2022, such amount totaled Ps.15,000,269.
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“Quiero!” Customers Loyalty Program	2,384,313	1,165,170	988,216	4,537,699